BUSINESS COMBINATIONS - Schedule of Net Assets Acquired (Details) - May 10, 2021 € in Millions, K in Millions	EUR (€)	PGK (K)
Disclosure of detailed information about business combination [line items]
Fair value of consideration	€ 5,752
Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Intangible assets	4,302
Property, plant and equipment	1,620
Non-current derivative assets	70
Deferred tax assets	5
Other non-current assets	56
Current derivative assets	24
Current tax assets	19
Inventories	457
Amounts receivable from related parties	34
Trade accounts receivable	603
Other current assets	54
Cash and cash equivalents	523	K 79
Borrowings, less current portion	(1,253)
Employee benefit liabilities	(37)
Non-current derivative liabilities	(72)
Deferred tax liabilities	(1,228)
Non-current tax liabilities	(6)
Current portion of borrowings	(384)
Current portion of employee benefit liabilities	(45)
Current provisions	(9)
Current derivative liabilities	(35)
Current tax liabilities	(12)
Amounts payable to related parties	(77)
Trade and other payables	(804)
Net identifiable assets acquired	3,805
Non-controlling interest	(220)
Cash flow hedge gains transferred to goodwill relating to business combination	84
Goodwill	2,083
Fair value of consideration	€ 5,752